Income Taxes - Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current income tax expense
Expense for the year	$ 99.8	$ 86.0
Adjustments in respect of prior years	(4.1)	1.0
Current income tax expense	95.7	87.0
Origination and reversal of temporary differences	34.9	54.5
Impact of changes in tax rates	1.2	(1.1)
Change in unrecognized deductible temporary differences		(12.9)
Adjustments in respect of prior years	1.6	(2.4)
Other	(0.3)	(1.0)
Deferred income tax expense	37.4	37.1
Income tax expense	$ 133.1	$ 124.1